Share Capital - Outstanding Common Shares (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	$ 31,974	$ 31,653
Issued upon exercise of stock options (in shares)	10,871,000	9,975,000
Purchase of common shares under Normal Course Issuer Bid (In shares)	(25,900,000)
Purchase of common shares under Normal Course Issuer Bid	$ (941)
Balance – end of year	34,991	$ 31,974	$ 31,653
Share capital
Reconciliation of number of shares outstanding [abstract]
Balance – beginning of year	9,323	9,109	4,671
Issued upon exercise of stock options	360	332	466
Previously recognized liability on stock options exercised for common shares	53	120	154
Purchase of common shares under Normal Course Issuer Bid	(203)	(238)	0
Balance – end of year	$ 9,533	$ 9,323	$ 9,109
Ordinary shares | Share capital
Reconciliation of number of shares outstanding [abstract]
Balance - beginning of year (in shares)	1,201,886,000	1,222,769,000
Balance – beginning of year	$ 9,323
Issued upon exercise of stock options (in shares)	10,871,000	9,975,000
Issued upon exercise of stock options	$ 360	$ 332
Previously recognized liability on stock options exercised for common shares	$ 53	$ 120
Purchase of common shares under Normal Course Issuer Bid (In shares)	(25,900,000)	(30,858,000)
Purchase of common shares under Normal Course Issuer Bid	$ (203)	$ (238)
Balance - end of year (in shares)	1,186,857,000	1,201,886,000	1,222,769,000
Balance – end of year	$ 9,533	$ 9,323